CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (Details)	10 Months Ended		12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net loss			¥ (31,644,996)	$ (4,663,896)	¥ (43,701,277)	¥ (51,435,840)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain (loss) in fair value changes of warrants liability			671	99	6,226	(933,995)
Restricted shares issued for management and employees			12,687,016	1,869,835	10,279,881	22,427,682
Accrued interest income from loans to third parties			(9,116,577)	(1,343,617)	(5,288,121)	(6,998,866)
Accrued interest income from short-term investment			(5,007)	(738)	(17,411)	(885,394)
Restricted shares issued for services			0	0	0	1,070,143
Expensing of deferred financing costs			2,529,724	372,835	0	0
Net cash used in operating activities			(58,801,965)	(8,666,338)	(33,771,174)	(43,747,933)
Cash flows from investing activities:
Investment in unconsolidated entity	¥ (700,000)	$ (103,167)	(700,000)	(103,167)	0	0
Repayments of loans to third parties			96,417,165	14,210,132	100,478,982	117,522,129
Payments made for loans to third parties			(166,200,000)	(24,494,849)	(140,490,800)	(196,437,504)
Payments for short-term investments			(9,000,000)	(1,326,436)	(3,581,800)	(203,481,600)
Redemption of short-term investments			3,496,550	515,328	87,239,515	300,863,518
Net cash (used in) provided by investing activities			(128,943,099)	(19,003,861)	33,712,984	2,984,976
Net cash used in financing activities:
Proceeds from sale of common share, net of issuance costs			121,893,839	17,964,929	(2,529,724)	77,711,533
Redemption of warrants			0	0	0	(32,617,499)
Net cash (used in) provided by financing activities			119,666,641	17,636,681	(3,273,347)	45,024,057
Effect of exchange rate fluctuation on cash			(1,058,680)	(156,030)	(8,626,292)	1,722,165
Net (decrease) increase in cash			(69,137,103)	(10,189,548)	(11,957,829)	5,983,265
Cash, beginning of year			98,874,577
Cash, end of year	29,745,574	4,383,955	29,745,574	4,383,955	98,874,577
RECON TECHNOLOGY LTD
Cash flows from operating activities:
Net loss			(29,660,048)	(4,371,350)	(42,588,554)	(49,871,259)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain (loss) in fair value changes of warrants liability			671	99	6,226	(933,995)
Restricted shares issued for management and employees			12,687,016	1,869,835	10,279,881	22,427,682
Accrued interest income from loans to third parties					(8,253,064)	(4,058,536)
Accrued interest income from short-term investment					(17,411)	(885,394)
Restricted shares issued for services						1,070,143
Expensing of deferred financing costs			2,190,469	322,835
Equity in earnings of subsidiaries and VIEs			1,386,859	204,398	23,597,266	22,311,446
Other current assets			88,158	12,992	(89,032)	3,743,536
Other current liabilities			(687,433)	(101,315)	(261,185)	(1,474,244)
Net cash used in operating activities			(13,995,650)	(2,062,704)	(17,338,325)	(5,802,631)
Cash flows from investing activities:
Investment in unconsolidated entity			(29,854,440)	(4,400,000)
Repayments of loans to third parties			93,770,082	13,820,000	100,000,000	75,987,831
Payments made for loans to third parties					(21,490,800)	(165,837,504)
Payments for short-term investments					(3,581,800)	(87,206,400)
Redemption of short-term investments			3,496,550	515,328	87,239,515
Due from intercompany, VIEs and VIEs' subsidiaries			(194,007,871)	(28,593,222)	(92,151,863)	(84,211,565)
Net cash (used in) provided by investing activities			(126,595,679)	(18,657,894)	70,015,052	(261,267,638)
Net cash used in financing activities:
Proceeds from sale of common share, net of issuance costs			122,233,094	18,014,929	(2,529,724)	77,711,533
Redemption of warrants						(32,617,499)
Net cash (used in) provided by financing activities			122,233,094	18,014,929	(2,529,724)	45,094,034
Effect of exchange rate fluctuation on cash			(28,626,687)	(4,219,052)	(7,681,843)	2,302,664
Net (decrease) increase in cash			(46,984,922)	(6,924,721)	42,465,160	(219,673,571)
Cash, beginning of year			58,938,178	8,686,413	16,473,018	236,146,589
Cash, end of year	¥ 11,953,256	$ 1,761,692	¥ 11,953,256	$ 1,761,692	¥ 58,938,178	¥ 16,473,018